Related Party Balances (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Apr. 30, 2014	Jan. 31, 2014
Related Party Payables 1		$ 13,916
Related Party Payables 2		0
Related Party Payables 3		1,309
Related Party Payables 4		50,000
Related Party Payables 5		0
Related Party Payables 6		24,682
Related Party Payables 7		0
Related Party Balances 1	50,000
Related Party Balances 2	50,000
Related Party Balances 3	30,334
Related Party Balances 4	24,682
Related Party Balances 5	100,000
Related Party Balances 6	$ 0